UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2008

Date of reporting period: MARCH 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Security	Amount	Value	and Investments

Debt Securities (54.37%)
Bank Debt (45.70%) (1)
Automotive Repair and Maintenance (3.45%)
ESP Holdings, Inc., 1st Lien Revolver, LIBOR + 4.5%, due 12/12/08
(Acquired 4/27/07, Amortized Cost $309,452) (2), (12)	$5,000,269	$429,463	0.06%
ESP Holdings, Inc., 1st Lien Term Loan, LIBOR + 3.5%, due 12/12/08
(Acquired 4/25/07 and 4/27/07, Amortized Cost $5,611,902) (2), (12)	$5,554,334	5,508,049	0.83%
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 9/12/12
(Acquired 9/12/07, Amortized Cost $18,154,571) (2), (12)	$18,080,857	17,041,207	2.56%
Total Automotive Repair and Maintenance		22,978,719

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (1.75%)
Solutia, Inc., Senior Secured Term Loan B, LIBOR + 5%, due 2/28/14
(Acquired 3/3/08, Amortized Cost $11,139,956)	$12,241,710	11,642,380	1.75%

Communications Equipment Manufacturing (3.67%)
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR+ 9.25%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $1,088,826) - (Ireland)	$1,099,824	1,053,357	0.16%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $4,774,082)	$4,822,306	4,618,563	0.70%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $18,686,785)	$19,879,558	18,686,785	2.81%
Total Communications Equipment Manufacturing		24,358,705

Computer and Peripheral Equipment Manufacturing (1.23%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 5/24/07, Amortized Cost $10,264,992)	$11,405,546	8,154,966	1.23%

Data Processing, Hosting, and Related Services (8.17%)
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09
(Acquired 5/24/07, Amortized Cost $1,095,545) (2), (5), (10)	$1,095,544	1,095,545	0.16%
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13
(Acquired 3/12/08, Amortized Cost $5,036,944) (2), (5), (10)	$5,036,944	5,036,944	0.76%
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $9,101,626)	$9,287,373	8,509,556	1.28%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $22,259,238)	$22,598,211	21,524,796	3.24%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $5,688,444)	$5,688,444	5,404,022	0.81%
Terremark Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 3.25% cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $14,158,756)	$14,240,633	12,731,126	1.92%
Total Data Processing, Hosting, and Related Services		54,301,989

Electric Power Generation, Transmission and Distribution (0.10%)
La Paloma Generating Company Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $2,010,533) (3)	$23,218,324	637,761	0.10%

Motor Vehicle Manufacturing (-0.34%)
General Motors Corporation, Revolver, LIBOR + 1.5%, due 7/20/11
(Acquired 9/27/07, 11/27/07, and 12/14/07 Amortized Cost $(1,327,100))	$15,000,000	(2,272,500)	(0.34%)

Motor Vehicle Parts Manufacturing (2.24%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $7,967,500) (2), (13)	$7,967,500	7,857,286	1.18%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $7,000,000) (2), (13)	$7,000,000	7,010,500	1.06%
Total Motor Vehicle Parts Manufacturing		14,867,786

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Security	Amount	Value	and Investments

Debt Securities (continued)
Offices of Real Estate Agents and Brokers (1.82%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07 and 7/13/07, Amortized Cost $(770,000))	$15,000,000	$(1,628,910)	(0.25%)
Realogy Corporation, Delayed Draw Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 12/31/07, Amortized Cost $8,462,475)	$8,977,500	7,288,994	1.10%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 9/12/07, 12/06/07, and 11/22/08, Amortized Cost $7,433,741)	$7,946,946	6,468,480	0.97%
Total Offices of Real Estate Agents and Brokers		12,128,564

Satellite Telecommunications (5.72%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 9/29/06, Amortized Cost $18,419,550) (12)	$18,307,657	17,346,505	2.61%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan, LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $22,056,957) (12)	$22,606,483	20,690,583	3.11%
Total Satellite Telecommunications		38,037,088

Semiconductor and Other Electronic Component Manufacturing (3.87%)
Celerity, Inc., Senior Secured Notes, LIBOR + 8%, due 12/23/08
(Acquired 12/23/04 and 2/2/06, Amortized Cost $25,087,417) (2)	$25,087,417	25,705,875	3.87%

Wired Telecommunications Carriers (14.02%)
Casema, Mezzanine Term Loan, EURIBOR+4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $27,719,597) - (Netherlands) (9)	€21,586,338	32,632,090	4.91%
Global Crossing Limited, Tranche B Term Loan, LIBOR +6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $8,509,432)	$8,509,432	7,828,677	1.18%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 9/05/07, Amortized Cost $3,360,000)	$3,500,000	3,132,500	0.47%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $4,314,296)	$4,314,296	3,969,152	0.60%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $11,119,763) (2)	$11,434,204	10,696,698	1.61%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $12,281,636) (2)	$12,281,636	12,109,693	1.82%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, and 11/29/07 Amortized Cost $2,111,865) - (Bulgaria)(9)	€1,538,600	2,225,093	0.33%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $18,071,530) - (Bulgaria)(9)	€13,118,332	20,600,770	3.10%
Total Wired Telecommunications Carriers		93,194,673

Total Bank Debt (Cost $312,100,311)		303,736,006

Other Corporate Debt Securities (8.67%)
Home Furnishings Stores (0.36%)
Linens n' Things, Floating Rate Note, LIBOR + 5.625%, due 1/15/14 (3)	$7,273,000	2,425,400	0.36%

Nonferrous Metal (except Aluminum) Production and Processing (1.86%)
International Wire Group, Senior Secured Subordinated Notes, 10%, due 10/15/11
(Acquired 10/20/04, Amortized Cost $13,326,993) (2), (5), (12)	$12,240,000	12,362,400	1.86%

Plastics Product Manufacturing (1.81%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$15,084,000	12,029,490	1.81%

Offices of Real Estate Agents and Brokers (0.33%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	2,194,204	0.33%

Other Amusement and Recreation Industries (4.31%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $45,124,294) (5), (14)	$44,090,666	28,658,933	4.31%

Total Other Corporate Debt Securities (Cost $81,717,351)		57,670,427

Total Debt Securities (Cost $393,817,662)		361,406,433

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

		Fair	Percent of Cash
Security	Shares	Value	and Investments

Equity Securities (33.33%)
Automotive Repair and Maintenance (2.27%)
ESP Holdings, Inc., Common Stock
(Acquired 9/12/07 Cost $9,311,782) (2),(3), (5), (6), (12)	88,670	$5,701,029	0.86%
ESP Holdings, Inc., 15% PIK, Preferred Stock
(Acquired 9/12/07 Cost $9,829,103) (2), (3), (5), (6), (12)	88,670	9,362,665	1.41%
Total Automotive Repair and Maintenance		15,063,694

Data Processing, Hosting, and Related Services (0.36%)
Anacomp, Inc., Common Stock
(Acquired during 2002, 2003, 2005, and 2006, Cost $26,711,048) (2), (3), (5), (10)	1,253,969	2,395,081	0.36%

Depository Credit Intermediation (2.17%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $11,138,132) (3), (5)	11,138,132	14,402,951	2.17%

Electric Power Generation, Transmission and Distribution (0.69%)
Mach Gen, LLC, Common Units
(Acquired 2/21/07, Cost $931,596) (3), (5)	5,198	4,201,544	0.63%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 2/21/07, Cost $387,063) (3), (5)	2,098	367,150	0.06%
Total Electric Power Generation, Transmission and Distribution		4,568,694

Glass and Glass Products Manufacturing (2.48%)
Owens Corning, Inc., Common Stock (3)	910,755	16,511,988	2.48%

Motor Vehicle Parts Manufacturing (5.73%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (5), (6), (7), (12)	1,312,720	38,049,189	5.73%

Nonferrous Metal (except Aluminum) Production and Processing (6.26%)
International Wire Group, Inc., Common Stock
(Acquired 10/20/04, Cost $29,012,690) (2), (3), (5), (6), (15)	1,979,441	41,568,261	6.26%

Other Amusement and Recreation Industries (0.01%)
Bally Total Fitness Holdings, Inc., Common Stock
(Acquired 8/24/05 and 4/3/06, Cost $661,361) (3), (5), (8), (15)	293,938	57,318	0.01%

Other Information Services (4.76%)
Information Resources, Inc., Series A Restricted Preferred Stock
(Acquired 11/10/04, Cost $1) (2), (5), (6)	8,334,074	16,209,774	2.44%
Information Resources, Inc., Series A Preferred Stock
(Acquired 11/10/04, Cost $1) (2), (5), (6)	7,921,579	15,407,471	2.32%
Total Other Information Services		31,617,245

Plastics Product Manufacturing (0.41%)
Pliant Corporation, Common Stock
(Acquired 7/18/06, Cost $177) (3), (5), (17)	422	422	0.00%
Pliant Corporation, 13% PIK, Preferred Stock	5,970,928	2,698,262	0.41%
Total Plastics Product Manufacturing		2,698,684

Satellite Telecommunications (0.07%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $673,094) (3), (5), (12)	1,573,826	440,671	0.07%

Semiconductor and Other Electronic Component Manufacturing (0.00%)
Celerity, Inc., Common Stock
(Acquired 12/23/04, 9/8/05 and 2/1/06, Cost $12,135,924) (2), (3), (5), (6)	2,427,185	-	0.00%
Kinetics Holdings, LLC, Common Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		1

Support Activities for Air Transportation (0.07%)
Alabama Aircraft Industries, Inc., Common Stock
(Acquired 3/12/02, 3/13/02 and 12/11/02, Cost $3,550,121) (3), (5)	164,636	480,737	0.07%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Security	or Shares	Value	and Investments

Equity Securities (continued)

Scheduled Air Transportation (0.54%)
SVC Partners Corp. 2, Common Stock
(Acquired 5/15/07, Cost $3,546,322) (2), (5), (10)	100	$3,600,871	0.54%

Wired Telecommunications Carriers (6.57%)
Interstate Fibernet, Inc., Common Stock
(Acquired 7/31/07 Cost $23,477,380) (2), (3), (5), (6), (16)	10,890,068	40,293,252	6.06%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Cost $3,367,227) (3), (5), (9)	2,455,500	3,366,306	0.51%
Total Wired Telecommunications Carriers		43,659,558

Miscellaneous Securities (0.94%) (4)	386,741	6,265,204	0.94%

Total Equity Securities (Cost $198,028,475)		221,380,147

Total Investments (Cost $591,846,137) (11)		582,786,580

Cash and Cash Equivalents (12.30%)
General Electric Credit Corporation, Commercial Paper, 2.20%, due 4/01/08	$6,500,000	6,500,000	0.98%
General Electric Credit Corporation, Commercial Paper, 2.26%, due 4/14/08	$25,000,000	24,979,597	3.76%
UBS Finance, Commercial Paper, 2.35%, due 4/01/08	$7,500,000	7,500,000	1.13%
Union Bank of California, Certificate of Deposit, 2.65%, due 4/30/08	$25,000,000	25,000,000	3.76%
Cash denominated in foreign currencies (Cost $549,300)	$370,138	584,374	0.09%
Wells Fargo Overnight Repo, 1.7%, Collateralized by Federal Home Loan Bank Discount Note	$15,987,523	15,987,523	2.41%
Cash Held on Account at Various Institutions	$1,162,151	1,162,151	0.17%
Total Cash and Cash Equivalents		81,713,645

Total Cash and Investments		$664,500,225	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

March 31, 2008

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers during the three months ended March 31, 2008 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$10,984,768	$-	$-	$2,395,081
Anacomp, Inc., Promissory Note, LIBOR + 6.5%, due 8/31/09	1,064,254	-	-	1,095,544
Anacomp, Inc., Senior Secured Subordinated Notes, 14%
PIK, due 3/12/13	-	5,036,944	-	5,036,944
Celerity, Inc., Senior Secured Notes,
LIBOR + 8%, due 12/23/08	21,010,712	-	-	25,705,875
Celerity, Inc., Common Stock	72,816	-	-	-
EaglePicher Holdings, Inc., 1st Lien Term Loan,
LIBOR + 4.5%, due 12/31/12	13,373,750	-	(5,000,000)	7,857,286
EaglePicher Holdings, Inc., 2nd Lien Term Loan,
LIBOR + 9%, due 12/31/13	7,131,250	-	-	7,010,500
EaglePicher Holdings, Inc., Common Stock	45,968,173	-	-	38,049,189
ESP Holdings, Inc., 1st Lien Revolver
LIBOR + 4.5%, due 12/12/08	372,898	-	-	429,463
ESP Holdings, Inc., 1st Lien Term Loan
LIBOR + 3.5%, due 12/12/08	6,370,372	-	-	5,508,049
ESP Holdings, Inc., 2nd Lien Term Loan
LIBOR + 7%, due 9/12/12	17,448,027	-	-	17,041,207
ESP Holdings, Inc., Common Stock	8,389,319	-	-	5,701,029
ESP Holdings, Inc., 15% PIK, Preferred Stock	9,269,965	-	-	9,362,665
Information Resources, Inc., Series A Restricted Preferred Stock	16,022,257	-	-	16,209,774
Information Resources, Inc., Series A Preferred Stock	15,229,236	-	-	15,407,471
International Wire Group, Senior Secured Notes,
10%, due 10/15/11	12,515,400	-	-	12,362,400
International Wire Group, Inc., Common Stock	44,042,562	-	-	41,568,261
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	11,629,072	-	-	10,696,698
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 3.5% Cash and 4% PIK, due 7/31/14	12,459,720	-	-	12,109,693
Interstate Fibernet, Inc., Common Stock	54,450,340	-	-	40,293,252
SVC Partners Corp. 2, Common Stock	3,546,321	-	-	3,600,871

(3)	Non-income producing security.

(4)	Miscellaneous Securities is comprised of one or more unrestricted security positions that have not previously been publicly disclosed.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(9)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10)	Issuer is a controlled company.

(11)	Includes investments with an aggregate market value of $36,970,502 that have been segregated to collateralize certain unfunded commitments.

(12)	Priced by an independent third party pricing service.

(13)	Priced by one or more independent third party appraisers.

(14)	Priced using quotes from one or more independent third party broker-dealers.

(15)	Priced using the closing price per Pink Sheets.

(16)	Priced using the closing price per OTC Bulletin Board.

(17)
The Partnership may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $24,006,792 and $20,870,422 respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $591,846,137. Net unrealized depreciation aggregated $9,059,557, of which $91,605,543 related to appreciated investment securities and $100,665,100 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2008 was $556,830,389, or 83.8% of total cash and investments of the Partnership.

Swaps, futures contracts, and forward contracts at March 31, 2008 were as follows:

	Number of
	Contracts or
	Notional	Fair
Instrument	Amount	Value

Futures Contracts
90 DAY Euro Dollar Future, due 6/15/09	72	$66,600
90 DAY Euro Dollar Future, due 9/14/09	72	70,025
90 DAY Euro Dollar Future, due 12/14/09	72	60,300
90 DAY Euro Dollar Future, due 3/15/10	72	61,200

Total Futures Contracts (Cost $258,125)		258,125

Forward Contracts
Euro/US Dollar Forward Currency Contract, Expire 9/15/09	$946,444	(182,484)
Euro/US Dollar Forward Currency Contract, Expire 2/1/10	$1,403,277	(227,986)

Total Forward Contracts		(410,470)

Swaps
Euro/US Dollar Cross Currency Basis Swap, Expire 9/12/16	$27,510,497	(7,525,570)
Euro/US Dollar Cross Currency Basis Swap, Expire 5/16/12	$18,122,832	(3,068,484)

Total Swaps		(10,594,054)

Total Swaps, Futures, and Forward Contracts		$(10,746,399)

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 also establishes a hierarchy that prioritizes the inputs used to measure fair value. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At March 31, 2008, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$22,777,192
2	Other observable market inputs*	388,944,677
3	Independent third-party pricing sources that employ significant unobservable inputs	132,289,029
3	Internal valuations with significant unobservable inputs	38,775,682

* E.g. quoted prices in inactive markets or quotes for comparable securities

Changes in investments categorized as Level 3 during the three months ended March 31, 2008 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$153,381,188	$33,074,392
Net realized and unrealized gains (losses)	(21,427,635)	4,962,039
Net acquisitions and dispositions	335,476	739,251
Net transfers in/out of category	-	-
Ending balance	$132,289,029	$38,775,682

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(21,427,635)	$4,962,039

Valuations of futures contracts, swaps, and forward currency transactions at March 31, 2008 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical instruments	$258,125
2	Other observable market inputs	(11,004,524)

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2008

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: May 30, 2008